Related Party Transactions (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Due to related parties, current		$ 17,253	$ 26,784	$ 140,682
Enventys Partners, LLC [Member]
Related party fee related to services	$ 15,000	97,500
Enventys Partners, LLC [Member] | Website Development [Member]
Related party fee related to services		10,000
NL Penn Capital, LP [Member]
Due from related parties, current				470,000
Best Party Concepts, LLC [Member]
Due from related parties, current				$ 500,000
Business acquisition, voting membership interest percentage				50.00%
SRM LLC and NL Penn Capital, LP. [Member]
Due to related parties, current		$ 17,253	$ 57,784	$ 140,682